Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

4. Stockholders’ Equity

Common Stock

During the quarter ended March 31, 2013, the Company issued 25,001 shares of its Common Stock to an investor and public relations firm in lieu of cash for services rendered during that period.

Stock Options

The following summarizes the outstanding common stock options and related activity for the three months ended March 31, 2013:

	Number of Options	Weighted Average Exercise Price Per Share

Outstanding as of January 1, 2013	3,865,440	$0.34
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding as of March 31, 2013	3,865,440	0.34

Exercisable as of March 31, 2013	3,263,420	0.22

As of March 31, 2013, options to purchase 987,529 shares of common stock under the Company’s stock option plan were authorized and reserved for future grant. On December 18, 2012, the Board of Directors approved, subject to stockholder approval, the addition of 3,000,000 shares to the 2011 Plan. The Company is in process of obtaining stockholder approval to increase the authorized shares under the 2011 Plan by this amount.

The following summarizes information about stock options outstanding as of March 31, 2013:

Exercise Price	Numbers of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price

$0.06 - $0.08	902,600	5.78	$0.08	902,600	$0.08
$0.15 - $0.19	2,072,840	5.83	0.17	2,060,820	0.17
$1.00	890,000	8.60	1.00	300,000	1.00

	3,865,440	6.46	0.34	3,263,420	0.22

As of March 31, 2013, the aggregate intrinsic value of outstanding stock options was $2,549,625 and the aggregate intrinsic value of outstanding exercisable stock options was $2,539,939.

Stock-based compensation for the three months ended March 31, 2013 and 2012 was $25,438 and $29,308, respectively. As of March 31, 2013, the Company had $270,102 of unrecognized stock-based compensation expense related to non-vested awards that will be recognized over a weighted average period of 2.77 years.

Warrants

In October 2012, the Company entered into a service agreement with an investor relations and public advisory firm. As part of the agreement, the service provider was entitled to receive up to 250,000 warrants to purchase common stock at prices varying from $1.25 to $2.75 per share with a term of two years. The warrants are immediately exercisable upon issuance. On January 1, 2013, the first tranche of 62,500 warrants was issued with an exercise price of $1.25.

As of March 31, 2013, 12,042,018 warrants to purchase common stock had been issued with exercise prices ranging from $.046 to $2.00 per share and terms ranging from two to seven years. The weighted average warrant exercise price is $1.40 and the weighted average remaining life is 5.2 years.

7. Stockholders’ Equity

Common Stock

As of December 31, 2012, the Company is authorized to issue 100,000,000 shares of common stock, of which 24,761,832 shares were outstanding. In addition, a sufficient number of shares of common stock have been reserved for issuance pursuant to the Company’s 2011 Stock Incentive Plan, as amended, as well as to permit the exercise in full of all outstanding warrants.

Holders of shares of common stock are entitled to cast one vote for each share held at all stockholders’ meetings for all purposes, including the election of directors. The common stock does not have cumulative voting rights.

Between October 13, 2011 and May 31, 2012, the Company conducted the 2011 Private Placement (the Offering) of its securities solely to accredited investors. The Offering was conducted on a best efforts basis, whereby the Company offered for sale a minimum of 3,000,000 and a maximum of 6,000,000 Units, each Unit consisting of one share of common stock, one 7-year common stock purchase warrant exercisable at $1.00 per share, and one 7-year common stock purchase warrant exercisable at $2.00 per share. Units sold totaled 4,018,047 through May 31, 2012, when the Offering closed. The Company raised an aggregate of $3,820,318 after paying issuance costs of $197,729.

Preferred Stock

As of December 31, 2012, the Company was authorized to issue 10,000,000 shares of preferred stock; however, no shares of preferred stock were outstanding.

Conversion of Preferred Stock to Common

On October 13, 2011, the Company completed a reverse merger transaction with a public shell company at which time all Series A-1, A-2, and B preferred shares of the Company were converted into common stock of Q Therapeutics, Inc. Each share of preferred stock converted into 2.1633835 common shares of Q Therapeutics, Inc. Along with this conversion to common stock of Q Therapeutics, Inc., the holders of Q Therapeutic Products, Inc. preferred stock forfeited all rights and preferences.

Stock Options

2002 Stock Option Plan

In April 2002, the Q Therapeutics’ Board of Directors approved the Q Therapeutics 2002 Stock Incentive Plan (the 2002 Plan) and in February 2003, the holders of a majority of the outstanding voting capital stock of Q Therapeutics approved of the 2002 Plan. The 2002 Plan permits the grant of Incentive Stock Options, Non-Qualified Stock Options and Restricted Stock. Subject to the provisions of the Plan, a designated committee (Committee) of the Board of Directors (or if none, the Board) may from time to time, in its sole discretion select from among eligible employees, non-employee directors, consultants and advisors, those to whom awards shall be granted under the 2002 Plan, and shall determine in its discretion the nature, terms, conditions, and amount of each award, subject to the terms of the 2002 Plan. The term of the 2002 Plan commenced on April 10, 2002 (the Effective Date) and remained in effect, subject to the right of the Committee or the Board to amend or terminate the Plan at any time pursuant to the 2002 Plan, until the earlier of (i) the tenth anniversary date of the Effective Date, or (ii) all shares subject to the 2002 Plan have been purchased or acquired according to the 2002 Plan’s provisions.

The 2002 Plan initially provided for a reservation pool of up to 1,100,000 shares of common stock reserved for issuance pursuant to the 2002 Plan. The total number of shares reserved for issuance under the 2002 Plan has since been increased to a total of 2,120,000 shares. Upon the consummation of the Merger, each option to purchase shares of common stock of Q Therapeutics Products, Inc. was exchanged for 2.1633835 options to purchase shares of common stock of the Company resulting in a total of 4,586,373 shares of common stock reserved for issuance under the 2002 Plan. All shares available for award under the 2002 Plan have been granted except for potential awards to acquire 228,472 shares of common stock. By Board authorization on December 6, 2011, the Board added the remaining 228,472 shares available but unissued pursuant to the 2002 Option Plan to the authorized/reserved option pool for the 2011 Plan (discussed below), and thus effectively terminated the 2002 Plan.

2011 Equity Incentive Compensation Plan

In connection with the Merger, on October 13, 2011 the Board of Directors and stockholders approved the Q Holdings 2011 Equity Incentive Compensation Plan (the 2011 Plan). Subject to the provisions of the 2011 Plan, a designated committee (Committee) of the Board of Directors (or if none, the Board) may, from time to time, in its sole discretion select from among eligible employees, non-employee directors and consultants those to whom awards shall be granted under the 2011 Plan, and shall determine in its discretion the nature, terms, conditions and amount of each award, subject to the terms of the 2011 Plan. The term of the 2011 Plan commenced on October 13, 2011 (the Effective Date) and remains in effect, subject to the right of the Committee or the Board to amend or terminate the 2011 Plan at any time pursuant to the 2011 Plan, until the earlier of (i) the tenth anniversary of the Effective Date, or (ii) all shares subject to the 2011 Plan have been purchased or acquired according to the 2011 Plan’s provisions.

The 2011 Plan initially provided for a reservation pool of up to 1,500,000 shares of common stock reserved for issuance pursuant to the 2011 Plan. By Board authorization on December 6, 2011, the Board voted to add the remaining 228,472 shares available but unissued pursuant to the 2002 Plan to the authorized/reserved option pool for the 2011 Plan, bringing the 2011 Plan pool to 1,728,472 shares of common stock reserved for issuance pursuant to the 2011 Plan. In 2012, the Company issued options to acquire 890,000 shares of common stock pursuant to the 2011 Plan. Additionally, the Board also resolved to roll over all forfeited or expired awards made under the 2002 Plan into the 2011 Plan. As of December 31, 2012, there were 987,529 options available to be issued under the 2011 Plan.

Stock-based compensation for the years ended December 31, 2012 and 2011 was $160,237 and $42,378, respectively. As of December 31, 2012, the Company had $299,263 of unrecognized stock-based compensation expense related to non-vested awards that will be recognized over a weighted average period of 2.96 years. On December 18, 2012, the Board of Directors approved, subject to stockholder approval, the addition of 3,000,000 shares to the 2011 Plan.

The following sets forth the outstanding common stock options and related activity for the years ended December 31, 2012 and 2011:

	Number of Options	Weighted Average Exercise Price Per Share
Outstanding as of January 1, 2011	3,065,005	$0.14
Granted	135,211	0.15
Exercised	—	—
Forfeited	(43,268)	0.11

Outstanding as of December 31, 2011	3,156,948	0.14
Granted	890,000	1.00
Exercised	(32,451)	0.06
Forfeited	(149,057)	0.08

Outstanding as of December 31, 2012	3,865,440	0.34

Exercisable as of December 31, 2012	3,175,803	0.21

The Company determines the expected term of its stock option awards by using the simplified method, which assumes each vesting tranche of the award has a term equal to the midpoint between when the award vests and when the award expires. Expected volatility is calculated by weighting the stock price of similar industry public companies equivalent to the expected term of each grant. The risk-free interest rate for the expected term of each option granted is based on the U.S. Treasury securities rate in effect at the time of the grant with the period that approximates the expected term of the option.

For the year ended December 31, 2012, the Company calculated the fair value of each stock-based compensation award on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

Risk-free interest rate	1.39%
Expected stock price volatility	63.73%
Expected dividend yield	0%
Expected life of options	6.92 years

The weighted average grant date fair value per share of options granted during the year ended December 31, 2012 was $.62. The aggregate intrinsic value of outstanding stock options and the aggregate intrinsic value of outstanding exercisable stock options as of December 31, 2012 was $2,549,625 and $2,510,883, respectively. The aggregate intrinsic value of stock options exercised as of December 31, 2012 was $30,651.

The following summarizes information about stock options outstanding as of December 31, 2012:

Exercise Price	Numbers of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Price Exercise	Number of Options Exercisable	Weighted Average Price Exercise
$0.06 - $ 0.08	902,600	6.26	$0.08	902,600	$0.08
$0.15 - $ 0.19	2,072,840	6.31	0.17	2,024,765	0.17
$1.00	890,000	9.08	1.00	248,438	1.00

	3,865,440	6.94	0.34	3,175,803	0.21

Warrants

In conjunction with the reverse merger, the warrants to purchase preferred stock in Q Therapeutic Products, Inc. were exchanged for warrants to purchase common stock in Q Therapeutics, Inc. Each warrant in Q Therapeutic Products, Inc. was exchanged for 2.1633835 warrants in Q Therapeutics, Inc., the exercise price was adjusted down by the same factor, and all other terms remained unchanged. Additional warrants were issued in 2012 as a result of the completion of the 2011 Offering and in lieu of cash for the transfer of technology and services.

In connection with certain stock offerings and debt issuances, the Company has issued warrants to purchase stock. The following summarizes information about stock warrants as of December 31, 2012, all of which are exercisable:

Warrants to Purchase	Year of Expiration	Number of Shares	Exercise Price
Common stock warrants issued for previously issued Series A2 warrants	2015	132,797	$0.046
Common stock warrants issued for previously issued Series B warrants	2015	823,347	1.035
Common stock warrants issued for previously issued Series B warrants	2017	192,242	0.532
Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	1,816,644	1.00
Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	916,644	2.00

Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	1.00
Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	2.00
Warrants issued for fees in conjunction with private placement (October 13 and December 30, 2011)	2016	22,750	1.20
Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	1.00
Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	2.00
Warrants issued for fees in conjunction with private placement (February 2 and March 30, 2012)	2017	19,000	1.20
Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	1.00
Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	2.00

		11,979,518

Each warrant with an exercise price of $1.00 or $2.00 per share may be redeemed by the Company at a price of $0.001 per share in the event (i) the closing sales price of the Company’s common stock is at least $1.50 for the $1.00 warrants or $3.00 for the $2.00 warrants for ten consecutive trading days and (ii) there is an effective public registration statement covering the resale of the common stock issuable upon the exercise of the warrants. The average warrant exercise strike price is $1.40 with an average remaining life of 5.5 years.